UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment            [ X ]; Amendment Number: 01
This Amendment(Check only one.):   [   ] is a restatement.
                                   [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	     Harold C. Brown & Co., Inc.
Address:     Suite 3800
             One HSBC Center
	     Buffalo, NY  14203

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Russell M. Giordano
Title:          CCO, COO
Phone:          716-854-2500
Signature, Place and Date of Signing:

Russell M. Giordano     Buffalo, New York     August 3, 2001

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $7,712


List of Other Included Managers:

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/           PUT/   INVSTMT  OTHER     VOTING AUTHORITY
                                                         (x$1000)  PRIN AMT          CALL   DSCRETN   MGRS
     NAME OF ISSUER        TITLE OF CLASS      CUSIP                                                         SOLE  SHARED    NONE
AVAYA INC                 COM               053499109          253       24574SH                               3231      0    21343
FORD MOTOR CO DEL         COM               345370860          635       27088SH                               1078      0    26010
GENTEX CORP               COM               371901109         1127       67810SH                              21520      0    46290
NATL COMM BANCORPTN       COM               635449101         4436      179237SH                              28338      0   150899
POWER ONE INC             COM               739308104          363        9230SH                               1330      0     7900
PROGRESS ENERGY INC       COM               743263105          243        4950SH                                100      0     4850
VODAFONE GROUP PLC           ADR(10 ORDS)   92857W100          654       18248SH                               2385      0    15863